Common shares (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2021 and 2020:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2019	3,561,742	$26.45
Granted	925,080	24.16
Vested	(678,649)	36.01
Forfeited	(1,400)	26.64
Outstanding and non-vested, December 31, 2020	3,806,773	24.19
Granted	276,369	18.38
Vested	(1,085,150)	25.27
Forfeited	—	—
Outstanding and non-vested, December 31, 2021	2,997,992	$23.27

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2022	13,952	488	14,440
For the year ending December 31, 2023	6,951	107	7,058
For the year ending December 31, 2024	2,482	—	2,482
For the year ending December 31, 2025	540	—	540
For the year ending December 31, 2026	58	—	58
	$23,983	$595	$24,578

Summary of dividend payments
The following dividends were paid during the years ended December 31, 2021, 2020 and 2019.

Dividends	Date
per share	Paid
$0.100	March 28, 2019
$0.100	June 27, 2019
$0.100	September 27, 2019
$0.100	December 13, 2019
$0.100	March 13, 2020
$0.100	June 15, 2020
$0.100	September 29, 2020
$0.100	December 14, 2020
$0.100	March 15, 2021
$0.100	June 15, 2021
$0.100	September 29, 2021
$0.100	December 15, 2021